Property, Plant And Equipment And Construction In Progress (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Less: Accumulated Depreciation	$ (4,259,852)	$ (2,708,843)	$ (1,632,271)
Property, Plant & Equipment, net	16,857,281	10,329,316	8,965,123
Plant [Member]
Property, Plant and Equipment, Gross	6,489,104	1,346,191	1,335,341
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	407,859	285,562	272,029
Equipment [Member]
Property, Plant and Equipment, Gross	13,662,229	10,986,456	8,568,515
Automobiles [Member]
Property, Plant and Equipment, Gross	557,941	419,951	421,509
Construction In Progress [Member]
Property, Plant and Equipment, Gross	$ 1,942,773	$ 3,055,811	$ 2,685,269